Acquisitions and intangible assets (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Nov. 30, 2013 item	Nov. 30, 2012	Nov. 30, 2011
Identified intangible assets
Gross Assets	$ 15,300	$ 14,000
Accumulated Amortization	8,182	6,125
Net Assets	7,118	7,875
Cost of fully amortized intangible assets removed from the intangible assets register		9,900
Expected amortization of intangible assets
2014	2,227
2015	2,184
2016	1,847
2017	357
Impairment of goodwill and intangible assets
Goodwill impairment	0		2,230
Number of business segments	2
Term used for valuation of intangible assets	7 years
Long term growth rate (as a percent)	1.00%
Discount rate (as a percent)	16.00%
Existing technology
Identified intangible assets
Gross Assets	700	700
Accumulated Amortization	324	184
Net Assets	376	516
Patents and core technology
Identified intangible assets
Gross Assets	10,000	10,000
Accumulated Amortization	6,103	5,041
Net Assets	3,897	4,959
In Process Research and Development
Identified intangible assets
Gross Assets	2,100	2,100
Accumulated Amortization	840	420
Net Assets	1,260	1,680
Software
Identified intangible assets
Gross Assets	2,500	1,200
Accumulated Amortization	915	480
Net Assets	1,585	720
Developed technology
Impairment of goodwill and intangible assets
Impairment			$ 2,200